Taxation (Details) - Schedule of Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provision For Income Taxes and the Provision at the Prc Mainland Statutory Rate [Abstract]
Income (Loss) before income tax expense	$ (15,007)	$ (10,674)	$ 10,530
Computed income tax expense (benefit) with statutory tax rate	(3,752)	(2,669)	2,632
Additional deduction for research and development expenses	(546)	(635)	(509)
Tax effect of preferred tax rate	2,264	1,050	(1,389)
Tax effect of favorable tax rates on small-scale and low-profit entities	(92)	123	(93)
Tax effect of tax relief	(2)	(7)	(9)
Tax effect of non-deductible items	77	26	71
Tax effect due to the disposal of Shengda Group		(3,580)
Tax effect of expired tax attribute carryforwards	165
Tax effect of deferred tax effect of tax rate change	(40)	129
Changes in valuation allowance	4,498	5,794	235
Income tax expense	$ 2,572	$ 231	$ 938